OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
OTHER RECEIVABLES.
OTHER RECEIVABLES.

4— OTHER RECEIVABLES

Other receivables consist of the following:

	December 31,
	2023	2022
Research and development tax credit receivable from the French State	411	581
Value-added taxes receivable	863	894
Other receivables from Government and public authorities	22	—
Others	84	46
Total	1,380	1,522